Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Investment in Equity Investee

Investment in an equity investee

	As of December 31, 2013			Decrease during the year ended December 31, 2014		As of December 31, 2014
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	(2,473)	98,527	—	(671)	101,000	(3,144)	97,856

	As of December 31, 2014			Increase during the year ended December 31, 2015		As of December 31, 2015
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity gain	Cost of investment	Share equity gain	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	(3,144)	97,856	—	52,355	101,000	49,211	150,211	23,189